Fees Summary	Nov. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 345,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	47,644.50
Total Offset Amount	0.00
Net Fee	$ 47,644.50